Provisions for liabilities and other charges - Movements in provisions (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Movements in provisions for liabilities and other charges
Balance at beginning	€ 27,266
Additions	4,594
Reversal	(567)
Effect of translation	(355)
Balance at ending	30,938
Current provisions	30,630	€ 27,040
Non-current provisions	308	€ 226
Tax risks
Movements in provisions for liabilities and other charges
Balance at beginning	25,840
Additions	3,169
Reversal	(170)
Effect of translation	(256)
Balance at ending	28,583
Current provisions	28,583
Provision For Value-Added Tax [Member]
Movements in provisions for liabilities and other charges
Balance at beginning	10,344
Balance at ending	10,398
Provision For Withholding Tax [Member]
Movements in provisions for liabilities and other charges
Balance at beginning	15,399
Balance at ending	18,091
Provisions Related To Other Taxes [Member]
Movements in provisions for liabilities and other charges
Balance at beginning	97
Balance at ending	95
Marketplace and consignment goods
Movements in provisions for liabilities and other charges
Balance at beginning	549
Additions	497
Reversal	(219)
Effect of translation	(29)
Balance at ending	798
Current provisions	798
Provision for other expenses
Movements in provisions for liabilities and other charges
Balance at beginning	877
Additions	928
Reversal	(178)
Effect of translation	(70)
Balance at ending	1,557
Current provisions	1,249
Non-current provisions	€ 308